Note 16 - Shareholders' Equity - Stock Option Assumptions (Details) - € / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted-average expected life (years) (Year)		6 years 91 days	6 years 91 days	6 years 91 days
Expected volatility rates(1)	[1]	52.60%	57.40%	60.60%
Expected dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate		0.18%	0.02%	0.01%
Weighted-average exercise price (€) (in EUR per share)		€ 2.65	€ 2.39	€ 3.22
Non-vested options granted, weighted average grant-date fair value (in EUR per share)		€ 1.33	€ 1.29	€ 1.67

[1]	Historical volatility calculated over 10 years.